THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT
(LOCAL CURRENCY
     000'S
  OMITTED)(1)                     SECURITY DESCRIPTION                    VALUE
----------------   --------------------------------------------------  ------------
CORPORATE OBLIGATIONS (23.7%)
CANADA (2.8%)
 GBP      2,617    Hydro-Quebec, 6.50% due 12/09/98 .................  $  4,055,615
                                                                       ------------

FRANCE (1.9%)
 FRF     12,300    Electricite de France, 8.60% due 04/09/04 ........     2,768,497
                                                                       ------------

GERMANY (7.5%)
ITL   5,595,000    Bayerische Landesbank Girozentrale, 10.75% due
                     03/01/03 .......................................     4,142,351
  DEM     5,000    Deutsche Pfandbriefe Hypobank, 5.63% due 02/07/03,
                     144A ...........................................     3,279,430
  DEM     5,000    KFW International Finance, 6.75% due 02/08/02 ....     3,479,723
                                                                       ------------
                                                                         10,901,504
                                                                       ------------

JAPAN (2.4%)
  DEM     5,000    Export Import Bank, 6.50% due 05/19/00 ...........     3,471,528
                                                                       ------------

THAILAND (2.4%)
 USD      3,500    Krung Thai Bank Public Company Ltd, 6.73% due
                     03/27/97, FRN ..................................     3,516,097
                                                                       ------------

UNITED KINGDOM (6.7%)
 GBP      3,000    MEPC PLC, 8.75% due 12/07/06 .....................     4,734,167
 GBP      3,300    Royal Bank of Scotland, 7.88% due 12/07/06 .......     5,036,685
                                                                       ------------
                                                                          9,770,852
                                                                       ------------
                       TOTAL CORPORATE OBLIGATIONS (COST
                         $33,763,003) ...............................    34,484,093
                                                                       ------------

GOVERNMENT OBLIGATIONS (66.3%)
AUSTRALIA (4.6%)
  AUD     9,150    Government of Australia, 6.75% due 11/15/06 ......     6,720,629
                                                                       ------------

AUSTRIA (4.5%)
  DEM     9,000    Autobahnen Und Schnellstr Finance Agency, 7.13%
                     due 12/22/99 ...................................     6,295,955
JPY      25,000    Republic of Austria, 3.75% due 02/03/09 ..........       237,654
                                                                       ------------
                                                                          6,533,609
                                                                       ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT
(LOCAL CURRENCY
     000'S
  OMITTED)(1)                     SECURITY DESCRIPTION                    VALUE
----------------   --------------------------------------------------  ------------
BELGIUM (4.1%)
                   Kingdom of Belgium
 BEF    110,000    7.00% due 05/15/06 ...............................  $  3,696,331
 BEF     63,000    7.75% due 12/22/00 ...............................     2,225,769
                                                                       ------------
                                                                          5,922,100
                                                                       ------------

CANADA (2.4%)
                   Government of Canada
  CAD     2,091    7.00% due 12/01/06 ...............................     1,519,415
  CAD     2,450    9.00% due 06/01/25 ...............................     2,064,471
                                                                       ------------
                                                                          3,583,886
                                                                       ------------

DENMARK (2.5%)
  DKK    19,650    Kingdom of Denmark, 8.00% due 05/15/03 ...........     3,642,101
                                                                       ------------

GERMANY (5.7%)
  DEM     5,200    Federal Republic of Germany, 9.00% due
                     01/22/01 .......................................     3,942,449
  DEM     5,950    Germany Unity Fund, 8.00% due 01/21/02 ...........     4,395,603
                                                                       ------------
                                                                          8,338,052
                                                                       ------------

IRELAND (1.5%)
 ESP    250,000    Republic of Ireland, 10.55% due 02/21/02 .........     2,202,504
                                                                       ------------

ITALY (11.7%)
ITL  25,500,000    Republic of Italy, 8.50% due 08/01/99(3) .........    17,060,312
                                                                       ------------

JAPAN (11.8%)
                   Government of Japan
JPY   1,168,000    No. 157, 4.50% due 06/20/03 ......................    11,781,199
 JPY    300,000    No. 182, 3.00% due 09/20/05 ......................     2,730,235
 JPY    300,000    No. 32, 3.70% due 03/21/16 .......................     2,775,008
                                                                       ------------
                                                                         17,286,442
                                                                       ------------

SPAIN (2.9%)
 ESP    497,000    Government of Spain, 10.10% due 02/28/01 .........     4,268,847
                                                                       ------------

SWEDEN (10.1%)
 SEK     86,800    Kingdom of Sweden, 10.25% due 05/05/00 ...........    14,699,336
                                                                       ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT
(LOCAL CURRENCY
     000'S
  OMITTED)(1)                     SECURITY DESCRIPTION                    VALUE
----------------   --------------------------------------------------  ------------
UNITED KINGDOM (4.5%)
                   Treasury Gilt
 GBP      3,200    7.50% due 12/07/06 ...............................  $  4,948,155
 GBP      1,000    8.00% due 12/07/00 ...............................     1,622,026
                                                                       ------------
                                                                          6,570,181
                                                                       ------------
                       TOTAL GOVERNMENT OBLIGATIONS (COST
                         $96,448,768) ...............................    96,827,999
                                                                       ------------

SUPRANATIONAL OBLIGATIONS (2) (2.3%)
ITL   1,700,000    European Investment Bank
                     10.875% due 12/14/05 ...........................     1,301,206
ITL   2,537,000    12.20% due 02/18/03 ..............................     1,994,988
                                                                       ------------
                       TOTAL SUPRANATIONAL OBLIGATIONS (COST
                         $3,002,392) ................................     3,296,194
                                                                       ------------
SHORT-TERM INVESTMENTS (6.7%)
U.S. TREASURY OBLIGATIONS (0.2%)
            330    United States Treasury Bills 5.03% due 10/10/96
                     (3) ............................................       329,588
                                                                       ------------

TIME DEPOSITS (6.5%)
          9,464    State Street Bank & Trust Co. London,
                     4.50% due 10/01/96 .............................     9,464,000
                                                                       ------------
                       TOTAL SHORT-TERM INVESTMENTS (COST
                         $9,793,588) ................................     9,793,588
                                                                       ------------
                   TOTAL INVESTMENTS (COST $143,007,751) (99.0%) ....   144,401,874
                   OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%) .....     1,501,139
                                                                       ------------
                   NET ASSETS (100.0%) ..............................  $145,903,013
                                                                       ------------
                                                                       ------------

------------------------------
(1) Principal is in the local currency of the country in which the currency is traded, which may not be the country of origin.

(2)  International Agencies.

(3) Amount segregated as collateral for initial and variation margin on futures contracts.

144A -- Securities restricted for sale to Qualified Institutional Buyers.

FRN -- Floating Rate Note. Maturity date reflects the later of the next interest rate change or the next put date.

NOTE: Based on the cost of investments of $143,860,133 for federal income tax purposes at September 30, 1996, the aggregate gross unrealized appreciation was $2,223,037 and the aggregate gross unrealized depreciation was $1,681,296 resulting in net unrealized appreciation of investments of $541,741.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $143,007,751)                 $144,401,874
Cash                                                              289
Foreign Currency at Value (Cost $1,100,560)                 1,091,502
Interest Receivable                                         4,178,839
Unrealized Appreciation on Open Forward Foreign
  Currency Contracts                                        2,469,370
Variation Margin Receivable                                    20,817
Prepaid Expenses and Other Assets                                 694
                                                         ------------
    Total Assets                                          152,163,385
                                                         ------------

LIABILITIES
Payable for Investments Purchased                           5,621,315
Unrealized Depreciation on Open Forward Foreign
  Currency Contracts                                          483,738
Advisory Fee Payable                                           44,163
Custody Fee Payable                                            42,779
Administrative Services Fee Payable                             8,791
Fund Services Fee Payable                                         417
Accrued Expenses                                               59,169
                                                         ------------
    Total Liabilities                                       6,260,372
                                                         ------------

NET ASSETS
Applicable to Investors' Beneficial Interests            $145,903,013
                                                         ------------
                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income (Net of Foreign Withholding Tax of
  $161,688)                                                            $12,311,478

EXPENSES
Advisory Fee                                             $    737,543
Custodian Fees and Expenses                                   185,765
Professional Fees and Expenses                                 61,761
Administrative Services Fee                                    37,344
Administration Fee                                             19,702
Fund Services Fee                                              11,488
Trustees' Fees and Expenses                                     4,704
Registration Fees                                                 610
Miscellaneous                                                   8,333
                                                         ------------
    Total Expenses                                                       1,067,250
                                                                       -----------
NET INVESTMENT INCOME                                                   11,244,228

NET REALIZED GAIN (LOSS) ON
  Investment Transactions (including $609,045 net
    realized gain from futures contracts)                  24,626,070
  Foreign Currency Transactions                           (12,455,405)
                                                         ------------
    Net Realized Gain                                                   12,170,665

NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments (including $37,114 net unrealized
    appreciation from futures contracts)                   (2,527,178)
  Foreign Currency Contracts and Translations               4,341,578
                                                         ------------
    Net Change in Unrealized Appreciation                                1,814,400
                                                                       -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $25,229,293
                                                                       -----------
                                                                       -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               FOR THE PERIOD
                                                                              OCTOBER 11, 1994
                                                                              (COMMENCEMENT OF
                                                           FOR THE FISCAL      OPERATIONS) TO
                                                             YEAR ENDED        SEPTEMBER 30,
                                                         SEPTEMBER 30, 1996         1995
                                                         ------------------   ----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                    $   11,244,228       $   12,808,776
Net Realized Gain on Investments and Foreign Currency
  Transactions                                               12,170,665           15,591,851
Net Change in Unrealized Appreciation of Investments
  and Foreign Currency Translations                           1,814,400            1,562,643
                                                         ------------------   ----------------
    Net Increase in Net Assets Resulting from
    Operations                                               25,229,293           29,963,270
                                                         ------------------   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                               116,826,143          318,237,762
Withdrawals                                                (262,275,340)         (82,178,215)
                                                         ------------------   ----------------
    Net Increase (Decrease) from Investors'
    Transactions                                           (145,449,197)         236,059,547
                                                         ------------------   ----------------
    Total Increase (Decrease) in Net Assets                (120,219,904)         266,022,817

NET ASSETS
Beginning of Period                                         266,122,917              100,100
                                                         ------------------   ----------------
End of Period                                            $  145,903,013       $  266,122,917
                                                         ------------------   ----------------
                                                         ------------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                            FOR THE PERIOD
                                                                              OCTOBER 11,
                                                                                 1994
                                                                             (COMMENCEMENT
                                                          FOR THE FISCAL          OF
                                                            YEAR ENDED      OPERATIONS) TO
                                                           SEPTEMBER 30,     SEPTEMBER 30,
                                                               1996              1995
                                                         -----------------  ---------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                       0.51%            0.55%(a)
  Net Investment Income                                          5.34%            5.73%(a)
Portfolio Turnover                                                330%             288%(b)

------------------------
(a)Annualized.

(b)Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30,1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Non-U.S. Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide a high total return, consistent with moderate risk of capital, from a portfolio of international fixed income securities. The Portfolio commenced operations on October 11, 1994. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industy or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30,1996
--------------------------------------------------------------------------------

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At September 30, 1996, the Portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                   U.S. DOLLAR  NET UNREALIZED
                                                                    VALUE AT    APPRECIATION/
                                                    COST/PROCEEDS    9/30/96    (DEPRECIATION)
                                                    -------------  -----------  --------------
PURCHASE CONTRACTS
--------------------------------------------------
British Pound 6,203,594, expiring 11/12/96          $  9,666,126   $ 9,697,646  $     31,520
Canadian Dollar 4,274,247, expiring 11/12/96           3,126,735     3,143,674        16,939
Danish Krone 39,121,397, expiring 11/12/96             6,817,950     6,696,958      (120,992)
German Mark 11,500,000, expiring 11/12/96              7,631,055     7,560,631       (70,424)
Italian Lira 2,213,279,722, expiring 11/12/96          1,447,212     1,450,229         3,017
Japanese Yen 1,547,005,566, expiring 11/12/96         14,154,636    13,972,737      (181,899)
Spanish Peseta 789,000,000, expiring 11/12/96          6,166,952     6,135,931       (31,021)

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30,1996
--------------------------------------------------------------------------------

                                                                                       NET
                                                                    U.S. DOLLAR    UNREALIZED
                                                                     VALUE AT     APPRECIATION/
                                                    COST/PROCEEDS     9/30/96     (DEPRECIATION)
                                                    -------------  -------------  -------------
SALES CONTRACTS
--------------------------------------------------
Australian Dollar 8,446,934 , expiring 11/12/96     $  6,697,007   $   6,666,362  $     30,645
British Pound 16,689,316, expiring 11/12/96           26,124,169      26,089,246        34,923
Belgian Franc 184,249,819, expiring 11/12/96           6,050,897       5,886,695       164,202
Canadian Dollar 9,070,813 expiring 11/12/96            6,627,067       6,671,511       (44,444)
Danish Krone 61,083,736 expiring 11/12/96             10,683,364      10,456,559       226,805
French Franc 14,528,238 expiring 11/12/96              2,868,359       2,821,624        46,735
German Mark 50,957,906 expiring 11/12/96              34,341,446      33,502,082       839,364
Italian Lira 40,050,418,380 expiring 11/12/96         26,381,692      26,242,636       139,056
Japanese Yen 3,540,149,321 expiring 11/12/96          32,622,768      31,975,047       647,721
Spanish Peseta 1,722,474,512 expiring 11/12/96        13,676,523      13,395,419       281,104
Swedish Krona 100,622,705 expiring 11/12/96           15,177,268      15,204,887       (27,619)
                                                                                  -------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS                                                               $  1,985,632
                                                                                  -------------
                                                                                  -------------

    e)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to puchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Future transactions during the fiscal year ended September 30, 1996 are summarized as follows:

                                                                PRINCIPAL
                                                                 AMOUNT
                                                    NUMBER OF      OF
                                                    CONTRACTS   CONTRACTS
                                                    ---------  -----------
Contracts opened                                        352    $32,320,726
Contracts closed                                       (338  ) (31,199,221)
                                                    ---------  -----------
Contracts open at end of year                            14    $1,121,505
                                                    ---------  -----------
                                                    ---------  -----------

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30,1996
--------------------------------------------------------------------------------

      SUMMARY OF OPEN CONTRACTS AT SEPTEMBER 30, 1996

                                                             NET
                                           CONTRACTS     UNREALIZED
                                             LONG       APPRECIATION
                                         -------------  -------------
Ten-Year Spanish Government Note,
 expiring December 1996                         14      $     37,114
                                         -------------  -------------
                                         -------------  -------------

    f)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.35% of the Portfolio's average daily net assets. For the fiscal year ended September 30, 1996, such fees amounted to $737,543.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule:
      0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Portfolio. For the period October 1, 1995 through December 28, 1995, such fees amounted to $4,006.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, such fees amounted to $14,958. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker dealer, and by Morgan. FDI also serves as the

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30,1996
--------------------------------------------------------------------------------
      Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period August 1, 1996 through September 30, 1996, the fee for these services amounted to $738.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, and brokerage costs at 0.12% of the Portfolio's average daily net assets up to $200 million, 0.08% of the next $200 million of average daily net assets, and 0.04% on any excess over $400 million. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period December 29, 1995 through July 31, 1996, the fee for these services amounted to $28,554.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Fund's portion of this charge is described above (see Note 2b). For the period from August 1, 1996 through September 30, 1996, the fee for these services amounted to $8,790.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $11,488 for the fiscal year ended September 30, 1996.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30,1996
--------------------------------------------------------------------------------

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,500.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended September 30, 1996 were as follows:

                                           COST OF       PROCEEDS
                                          PURCHASES     FROM SALES
                                         ------------  ------------
                                         $598,281,454  $682,992,863
                                         ------------  ------------
                                         ------------  ------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Non-U.S. Fixed Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Non-U.S. Fixed Income Portfolio (the "Portfolio") at September 30, 1996, the results of its operations for the year then ended, and the changes in its net assets and its supplementary data for the year then ended and for the period October 11, 1994 (commencement of operations) through September 30, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
November 22, 1996

24